Severance, acquisition and other costs	6 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Severance, acquisition and other costs

Note 6 Severance, acquisition and other costs

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2018	2017	2018	2017
Severance	(15)	(16)	(24)	(47)
Acquisition and other	(9)	(20)	—	(73)
Total severance, acquisition and other costs	(24)	(36)	(24)	(120)

Severance costs
Severance costs consist of charges related to workforce reduction initiatives.
Acquisition and other costs
Acquisition and other costs consist of transaction costs, such as legal and financial advisory fees, related to completed or potential acquisitions, employee severance costs related to the purchase of a business, the costs to integrate acquired companies into our operations and litigation costs, when they are significant. Acquisition costs also include a loss on transfer of spectrum licences relating to the MTS acquisition in 2017.